SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)		Dec. 31, 2022	Dec. 31, 2021
Insurance		$ 1,148,455	$ 2,938,246
Prepaid director fees			107,763
Prepaid interest		1,889	6,969
Prepaid marketing services		733,417	1,638,179
Prepaid rent		12,485
Prepaid subscriptions		29,194	35,687
Deposits	[1]	382,284	768,033
Prepaid expenses and deposits		$ 2,307,724	$ 5,494,877

[1]	A deposit in the amount of $228,572 related to the purchase of Vital inventory was written off as there was uncertainty related to whether the Company would recover the value.